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                      [MORRISON & FOERSTER LLP LETTERHEAD]

May 31, 2006

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Banc of America Funds Trust
    Registration Nos. 333132211;811-21862

Ladies and Gentlemen:

     In connection with the initial registration of Banc of America Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its initial registration of securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith on EDGAR for filing Pre-Effective Amendment No. 1 to the Trust's initial registration statement on Form N-1A, including exhibits.

     If you have any questions or comments, please do not hesitate to contact the undersigned at 202-887-8773.

                                        Very truly yours,


                                        /s/ Steven G. Cravath
                                        ----------------------------------------
                                        Steven G. Cravath